March 15, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Frost Family of Funds Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of our client, Frost Family of Funds, we are filing, pursuant to the Securities Act of 1933, as amended, Frost Family of Fund’s Registration Statement on Form N-14 (the “Filing”). The Filing relates to the Agreement and Plan of Reorganization with regard to the following reorganizations: (i) the reorganization of the Frost Growth Equity Fund, a series of The Advisors’ Inner Circle Fund II, into the Frost Growth Equity Fund, a newly created series of Frost Family of Funds; (ii) the reorganization of the Frost Mid Cap Equity Fund, a series of The Advisors’ Inner Circle Fund II, into the Frost Mid Cap Equity Fund, a newly created series of Frost Family of Funds; (iii) the reorganization of the Frost Value Equity Fund, a series of The Advisors’ Inner Circle Fund II, into the Frost Value Equity Fund, a newly created series of Frost Family of Funds; (iv) the reorganization of the Frost Low Duration Bond Fund, a series of The Advisors’ Inner Circle Fund II, into the Frost Low Duration Bond Fund, a newly created series of Frost Family of Funds; (v); the reorganization of the Frost Municipal Bond Fund, a series of The Advisors’ Inner Circle Fund II, into the Frost Municipal Bond Fund, a newly created series of Frost Family of Funds; (iv) the reorganization of the Frost Total Return Bond Fund, a series of The Advisors’ Inner Circle Fund II, into the Frost Total Return Bond Fund, a newly created series of Frost Family of Funds and (vii) the reorganization of the Frost Credit Fund (together with the Frost Growth Equity Fund, Frost Mid Cap Equity Fund, Frost Value Equity Fund, Frost Low Duration Bond Fund, Frost Municipal Bond Fund and Frost Total Return Bond Fund, the “Target Funds,” and each, a “Target Fund”), a series of The Advisors’ Inner Circle Fund II, into the Frost Credit Fund (together with the Frost Growth Equity Fund, Frost Mid Cap Equity Fund, Frost Value Equity Fund, Frost Low Duration Bond Fund, Frost Municipal Bond Fund and Frost Total Return Bond Fund, the “Acquiring Funds,” and each, an “Acquiring Fund”), a newly created series of Frost Family of Funds. Pursuant to the Agreement and Plan of Reorganization, each Target Fund will transfer all of its assets and liabilities to its corresponding Acquiring Fund in exchange for shares of the Acquiring Fund.

If you have any questions regarding the Filing, please contact the undersigned at 215.963.5862.

Very truly yours,

/s/ David W. Freese
David W. Freese

Morgan, Lewis & Bockius llp 1701 Market Street Philadelphia, PA 19103-2921 United States	+1.215.963.5000 +1.215.963.5001